Cover	Apr. 28, 2025
Cover [Abstract]
Entity Registrant Name	GBank Financial Holdings Inc.
Entity Central Index Key	0001791145
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 28, 2025
Entity Ex Transition Period	false
Entity File Number	001-42621
Entity Tax Identification Number	82-3869786
Entity Address Address Line 1	9115 W. Russell Rd.
Entity Address Address Line 2	Ste. 110
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89148
City Area Code	702
Local Phone Number	851-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	GBFH
Security Exchange Name	NASDAQ
Entity Incorporation State Country Code	NV